PENSIONS - Employer Contributions and Payments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
UK Scheme
Pensions:
Employer contributions	$ 0
Estimated future benefit payments:
2023	340
2024	370
2025	470
2026	390
2027	400
2028 - 2032	2,140
Marine Scheme
Pensions:
Employer contributions	2,900
Estimated future benefit payments:
2023	2,600
2024	2,500
2025	2,400
2026	2,300
2027	2,200
2028 - 2032	$ 9,500